UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act File Number 811-7472
                                                      --------

                         UMB Scout WorldWide Fund, Inc.

                              1010 Grand Boulevard
                              Kansas City, MO 64106
                    ----------------------------------------
                    (Address of principal executive offices)

                         Scout Investment Advisors, Inc.
                              1010 Grand Boulevard
                              Kansas City, MO 64106
                    ----------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (816) 860-7512
                                                          --------------
                       Date of fiscal year end: June 30
                                                -------

                 Date of reporting period: September 30, 2004
                                           ------------------

ITEM 1.  SCHEDULE OF INVESTMENTS

UMB Scout WorldWide Fund, Inc.
Schedule of Investments
September 30, 2004 (Unaudited)

UMB SCOUT WORLDWIDE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

NUMBER OF
SHARES                                                                 VALUE

COMMON STOCKS (ADR'S) - 92.9%
AUSTRALIA - 7.3%
      793,432 BHP Billiton Ltd.                                     $16,463,714
      875,400 Coca-Cola Amatil Ltd.                                   8,902,730
      285,480 Coles Myer Ltd.                                        15,441,613
      549,500 Commonwealth Bank of Australia(1)                      12,016,084
      130,400 CSL Ltd.(1)                                             2,682,428
                                                              ------------------
                                                                     55,506,569
                                                              ------------------

AUSTRIA - 2.5%
       83,000 OMV A.G.(1)                                            19,121,336
                                                              ------------------

BELGIUM - 1.2%
      104,500 Solvay S.A.(1)                                          9,668,716
                                                              ------------------

BRAZIL - 3.8%
      380,300 Aracruz Celulose S.A.                                  12,595,536
      314,600 Companhia de Bebidas das Americas S.A.                  7,047,040
      351,200 Empresa Brasileira de Aeronautica S.A.                  9,271,680
                                                              ------------------
                                                                     28,914,256
                                                              ------------------

CANADA - 5.7%
      297,400 EnCana Corp.                                           13,769,620
      273,100 Imperial Oil Ltd.                                      14,122,001
      247,800 Potash Corp. of Saskatchewan, Inc.                     15,901,326
                                                              ------------------
                                                                     43,792,947
                                                              ------------------

CHILE - 1.7%
      268,300 Sociedad Quimica Y Minera de Chile S.A.                12,932,060
                                                              ------------------

DENMARK - 2.4%
      336,200 Novo-Nordisk A.S.                                      18,413,674
                                                              ------------------

FRANCE - 4.6%
      280,000 Sanofi-Aventis                                         10,250,800
      302,750 Technip S.A.                                           12,324,952
      119,635 Total S.A.                                             12,223,108
                                                              ------------------
                                                                     34,798,860
                                                              ------------------

GERMANY - 5.1%
      120,700 Bayer A.G.                                              3,310,801
       53,000 Fresenius Medical Care A.G.                             1,352,030
      135,000 Fresenius Medical Care A.G. Pfd.                        2,389,500
      137,900 Henkel KGaA Pfd.                                       10,139,332
      315,780 SAP A.G.                                               12,299,631
      123,900 Siemens A.G.                                            9,131,430
                                                              ------------------
                                                                     38,622,724
                                                              ------------------

GREECE - 2.4%
      364,200 Coca-Cola Hellenic Bottling Co. S.A.(1)                 7,843,055
      647,500 Cosmote Mobile TeleCommunications S.A.(1)              10,679,086
                                                              ------------------
                                                                     18,522,141
                                                              ------------------

HONG KONG - 1.7%
    2,254,820 CLP Holdings Ltd.                                      12,896,218
                                                              ------------------

IRELAND - 0.7%
      196,100 Ryanair Holdings PLC*                                   5,726,120
                                                              ------------------

ISRAEL - 1.1%
      317,800 Teva Pharmaceutical Industries Ltd.                     8,246,910
                                                              ------------------

ITALY - 3.9%
      515,000 Luxottica Group S.p.A.                                  9,192,750
      969,700 Saipem S.p.A.(1)                                       10,898,888
      312,935 Telecom Italia S.p.A.                                   9,625,881
                                                              ------------------
                                                                     29,717,519
                                                              ------------------

JAPAN - 12.0%
      477,300 Canon, Inc.                                            22,509,468
      143,300 Hitachi Ltd.                                            8,648,155
      355,500 Komatsu Ltd.                                            9,134,644
      414,800 Kubota Corp.                                            9,851,500
      150,800 Kyocera Corp.                                          10,616,320
      300,600 Meitec Corp.(1)                                        10,800,490
      815,000 Minebea Co., Ltd.(1)                                    3,327,587
      267,200 Pioneer Corp.                                           5,600,512
      143,300 Toyota Motor Corp.                                     10,945,254
                                                              ------------------
                                                                     91,433,930
                                                              ------------------

NETHERLANDS - 3.3%
      833,698 Aegon N.V.                                              9,003,938
      137,900 Akzo Nobel N.V.                                         4,895,450
      246,700 ASML Holding N.V.*                                      3,175,029
      461,100 STMicroelectronics N.V.                                 7,967,808
                                                              ------------------
                                                                     25,042,225
                                                              ------------------

NORWAY - 1.7%
      177,255 Norsk Hydro A.S.A.                                     12,982,156
                                                              ------------------

PORTUGAL - 1.7%
    1,212,360 Portugal Telecom, SGPS, S.A.                           13,335,960
                                                              ------------------

SINGAPORE - 1.0%
      552,700 Flextronics International Ltd.*                         7,323,275
                                                              ------------------

SOUTH KOREA - 1.4%
       52,800 Samsung Electronics Co., Ltd.                          10,500,389
                                                              ------------------

SPAIN - 2.5%
      550,600 Repsol YPF S.A.                                        12,069,152
      152,142 Telefonica S.A.                                         6,844,869
                                                              ------------------
                                                                     18,914,021
                                                              ------------------

SWEDEN - 3.8%
      290,320 Electrolux A.B.                                       $10,666,066
      241,300 Sandvik A.B.                                            8,335,902
      260,700 Svenska Cellulosa A.B.(1)                              10,134,076
                                                              ------------------
                                                                     29,136,044
                                                              ------------------

SWITZERLAND - 5.3%
      258,600 Mettler-Toledo International, Inc.*                    12,211,092
      130,400 Nestle S.A.                                             7,466,639
       84,000 Nobel Biocare Holding A.G.(1)                          13,033,555
      159,426 Novartis A.G.                                           7,440,411
                                                              ------------------
                                                                     40,151,697
                                                              ------------------

TAIWAN - 1.3%
    1,358,366 Taiwan Semiconductor Manufacturing Co., Ltd.            9,698,733
                                                              ------------------

UNITED KINGDOM - 13.8%
      250,000 BG Group PLC                                            8,510,000
      229,000 BP PLC                                                 13,174,370
      239,172 Cadbury Schweppes PLC                                   7,392,807
      138,900 HSBC Holdings PLC                                      11,084,220
      856,000 Imperial Chemical Industries PLC                       13,182,400
      397,150 Royal Bank of Scotland Group PLC(1)                    11,470,347
      137,900 Smith & Nephew PLC                                      6,391,665
      668,000 Tesco PLC                                              10,344,180
      541,400 Vodafone Group PLC                                     13,053,154
      220,900 WPP Group PLC                                          10,315,809
                                                              ------------------
                                                                    104,918,952
                                                              ------------------

UNITED STATES - 1.0%
      189,600 AFLAC, Inc.                                             7,434,216
                                                              ------------------

TOTAL COMMON STOCKS (ADR'S) (COST $572,465,157) - 92.9%             707,751,648
                                                              ------------------

U.S. GOVERNMENT AGENCIES (COST $69,545,000) - 9.1%
               Federal Home Loan Bank
  $69,545,000  1.65%, 10/01/04                                       69,545,000
                                                              ------------------

TOTAL INVESTMENTS (COST $642,010,157) - 102.0%                      777,296,648

Liabilities less other assets - (2.0)%                             (15,349,806)
                                                              ------------------

TOTAL NET ASSETS - 100.0%
(equivalent to $21.26 per share;
40,000,000 shares of $1.00 par value
capital shares authorized;
35,832,003 shares outstanding)                                     $761,946,842
                                                              ==================

ADR - American Depositary Receipt
*Non-income producing security
(1) Non ADR

See accompanying Notes to Financial Statements.

UMB SCOUT WORLDWIDE SELECT FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

NUMBER OF
SHARES                                                                 VALUE

COMMON STOCKS (ADR'S) - 94.7%
AUSTRALIA - 7.3%
       73,644 BHP Billiton Ltd.                                      $1,528,113
       81,250 Coca-Cola Amatil Ltd.                                     826,304
       26,500 Coles Myer Ltd.                                         1,433,385
       51,000 Commonwealth Bank of Australia(1)                       1,115,233
       12,100 CSL Limited(1)                                            248,906
                                                                ----------------
                                                                      5,151,941
                                                                ----------------

AUSTRIA - 2.5%
        7,700 OMV A.G.(1)                                             1,773,907
                                                                ----------------

BELGIUM - 1.3%
        9,700 Solvay S.A.(1)                                            897,479
                                                                ----------------

BRAZIL - 3.8%
       35,300 Aracruz Celulose S.A.                                   1,169,136
       29,200 Companhia de Bebidas das Americas S.A.                    654,080
       32,600 Empresa Brasileira de Aeronautica S.A.                    860,640
                                                                ----------------
                                                                      2,683,856
                                                                ----------------

CANADA - 5.8%
       27,600 EnCana Corp.                                            1,277,880
       25,350 Imperial Oil Ltd.                                       1,310,848
           20 Magna International, Inc.                                   1,482
       23,000 Potash Corp. of Saskatchewan, Inc.                      1,475,910
                                                                ----------------
                                                                      4,066,120
                                                                ----------------

CHILE - 1.7%
       24,900 Sociedad Quimica Y Minera de Chile S.A.                 1,200,180
                                                                ----------------

DENMARK - 2.4%
       31,200 Novo-Nordisk A.S.                                       1,708,824
                                                                ----------------

FRANCE - 4.6%
       26,000 Sanofi-Aventis                                            951,860
       28,100 Technip S.A.                                            1,143,951
       11,100 Total S.A.                                              1,134,087
                                                                ----------------
                                                                      3,229,898
                                                                ----------------

GERMANY - 5.1%
       11,200 Bayer A.G.                                               $307,216
          150 Fresenius Medical Care A.G.                                 3,826
       20,600 Fresenius Medical Care A.G. Pfd.                          364,620
       12,800 Henkel KGaA Pfd.                                          941,142
       29,310 SAP A.G.                                                1,141,625
       11,500 Siemens A.G.                                              847,550
                                                                ----------------
                                                                      3,605,979
                                                                ----------------

GREECE - 2.4%
       33,800 Coca-Cola Hellenic Bottling Co. S.A.(1)                   727,884
       60,100 Cosmote Mobile Communications S.A.(1)                     991,217
                                                                ----------------
                                                                      1,719,101
                                                                ----------------

HONG KONG - 1.7%
      209,280 CLP Holdings Ltd.                                       1,196,956
                                                                ----------------

IRELAND - 0.8%
       18,200 Ryanair Holdings PLC*                                     531,440
                                                                ----------------

ISRAEL - 1.1%
       29,500 Teva Pharmaceutical Industries Ltd.                       765,525
                                                                ----------------


ITALY - 3.9%
       47,800 Luxottica Group S.p.A.                                    853,230
       90,000 Saipem S.p.A.(1)                                        1,011,550
       29,046 Telecom Italia S.p.A.                                     893,455
                                                                ----------------
                                                                      2,758,235
                                                                ----------------

JAPAN - 12.3%
       44,300 Canon, Inc.                                             2,089,188
       13,300 Hitachi Ltd.                                              802,655
       33,000 Komatsu Ltd.                                              847,941
       38,500 Kubota Corp.                                              914,375
       14,000 Kyocera Corp.                                             985,600
       27,900 Meitec Corp.(1)                                         1,002,441
       87,400 Minebea Co., Ltd.(1)                                      356,848
       28,400 Pioneer Corp.                                             595,264
       13,300 Toyota Motor Corp.                                      1,015,854
                                                                ----------------
                                                                      8,610,166
                                                                ----------------

NETHERLANDS - 3.3%
       77,380 Aegon N.V.                                                835,704
       12,800 Akzo Nobel N.V.                                           454,400
       22,900 ASML Holding N.V.*                                        294,723
       42,800 STMicroelectronics N.V.                                   739,584
                                                                ----------------
                                                                      2,324,411
                                                                ----------------

NORWAY - 1.7%
       16,450 Norsk Hydro A.S.A.                                      1,204,798
                                                                ----------------

PORTUGAL - 1.8%
      112,527 Portugal Telecom S.A.                                   1,237,797
                                                                ----------------

SINGAPORE - 1.0%
       51,300 Flextronics International Ltd.*                           679,725
                                                                ----------------

SOUTH KOREA - 1.4%
        4,900 Samsung Electronics Co., Ltd.(1)                          974,468
                                                                ----------------

SPAIN - 2.5%
       51,100 Repsol YPF S.A.                                        $1,120,112
       14,117 Telefonica S.A.                                           635,124
                                                                ----------------
                                                                      1,755,236
                                                                ----------------

SWEDEN - 4.1%
       31,635 Electrolux A.B.                                         1,162,238
       22,400 Sandvik A.B.                                              773,826
       24,200 Svenska Cellulosa A.B.(1)                                 940,716
                                                                ----------------
                                                                      2,876,780
                                                                ----------------

SWITZERLAND - 5.3%
       24,000 Mettler-Toledo International Inc.*                      1,133,280
       12,100 Nestle S.A.                                               692,840
        7,800 Nobel Biocare Holding A.G.(1)                           1,210,259
       14,800 Novartis A.G.                                             690,716
                                                                ----------------
                                                                      3,727,095
                                                                ----------------

TAIWAN - 1.3%
      126,076 Taiwan Semiconductor Manufacturing Co., Ltd.              900,183
                                                                ----------------

UNITED KINGDOM - 14.1%
       23,200 BG Group PLC                                              789,728
       21,300 BP PLC                                                  1,225,389
       22,200 Cadbury Schweppes PLC                                     686,202
       15,000 HSBC Holdings PLC                                       1,197,000
       79,450 Imperial Chemical Industries PLC                        1,223,530
       36,862 Royal Bank of Scotland Group PLC(1)                     1,064,635
       12,800 Smith & Nephew PLC                                        593,280
       62,000 Tesco PLC                                                 960,089
       50,250 Vodafone Group PLC                                      1,211,527
       20,500 WPP Group PLC                                             957,329
                                                                ----------------
                                                                      9,908,709
                                                                ----------------

UNITED STATES - 1.0%
       17,600 AFLAC, Inc.                                               690,096
                                                                ----------------

TOTAL COMMON STOCKS (ADR'S) (COST $55,684,300) - 94.2%               66,178,905
                                                                ----------------

U.S. GOVERNMENT AGENCIES (COST $5,489,000) - 7.8%
               Federal Home Loan Bank
   $5,489,000  1.65%, 10/01/04                                        5,489,000
                                                                ----------------

TOTAL INVESTMENTS (COST $61,173,300) - 102.0%                        71,667,905

Liabilities less other assets - (2.0)%                              (1,400,615)
                                                                ----------------

TOTAL NET ASSETS - 100.0%
(equivalent to $10.48 per share;
10,000,000 shares of $1.00 par value
capital shares authorized;
6,634,458 shares outstanding)                                       $70,267,290
                                                                ================

ADR - American Depositary Receipt
*Non-income producing security
(1) Non ADR

See accompanying Notes to Financial Statements.

ITEM 2.  CONTROLS AND PROCEDURES

a) The Registrant's principal executive office and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant's service provider.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's most recently ended fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

(a)Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UMB Scout WorldWide Fund, Inc.

/s/ James L. Moffett
---------------------
James L. Moffett
Principal Executive Officer
November 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ James L. Moffett
---------------------
James L. Moffett
Principal Executive Officer
November 26, 2004

/s/ Barbara J. Demmer
---------------------
Barbara J. Demmer
Principal Financial Officer
November 26, 2004